Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
SMI 3Fourteen REAL Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen REAL Asset Allocation ETF
Class Name	SMI 3Fourteen REAL Asset Allocation ETF
Trading Symbol	RAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of February 26, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.3fourteensmi.com/raa . You can also contact us at (844) 328-3383 .
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/raa
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$27¹	0.77%²
¹ Costs are for the period of February 26, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher. ² Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 438,074,993
Holdings Count | Holdings	170
Advisory Fees Paid, Amount	$ 972,667
Investment Company, Portfolio Turnover	72.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$438,074,993
Number of Holdings	170
Total Advisory Fee Paid	$972,667
Portfolio Turnover Rate	72.21%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
BNY Mellon US Large Cap Core Equity ETF	14.97%
Schwab High Yield Bond ETF	9.98%
Vanguard International Corporate Bond Index	7.98%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	7.00%
Sprott Physical Gold Trust	5.02%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.99%
Schwab Long-Term U.S. Treasury ETF	4.99%
Schwab U.S. TIPS ETF	3.99%
Grayscale Bitcoin Mini Trust ETF	3.23%
US Treasury 3 Month Bill ETF	1.99%

[1]	Costs are for the period of February 26, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.